Capital risk	12 Months Ended
Dec. 31, 2025
Capital risk [Abstract]
Capital risk	The Group maintains capital levels across all regulated entities commensurate with a prudent level of solvency to achieve
financial resilience and market confidence. To support this, capital risk appetite is calibrated by taking into consideration both an internal view of the amount of capital to hold as well as external regulatory requirements.
The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources it holds to meet those requirements in accordance with the relevant provisions of the Capital Requirements Directive (CRD V) and Capital
Requirements Regulation (UK CRR). This is supplemented
through additional regulation set out under the PRA Rulebook and through associated statements of policy, supervisory
statements and other regulatory guidance.
The Solvency II regime for insurers and insurance groups came into force from 1 January 2016 and was subsequently amended as part of the Solvency UK reforms. Insurance is required to
calculate solvency capital requirements and available capital on a risk-based approach. Insurance calculates regulatory capital on the basis of an internal model, which has been approved by the
PRA.
The minimum required capital must be maintained at all times throughout the year. These capital requirements and the capital available to meet them are regularly estimated in order to ensure that capital requirements are being met. The capital position of the Group’s insurance businesses is reviewed on a regular basis by the Insurance, Pensions and Investments Executive Committee.